UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22727

The Cushing MLP Infrastructure Fund I
 (Exact name of registrant as specified in charter)

8117 Preston Road, Suite 440
Dallas, TX 75225
(Address of principal executive offices) (Zip code)

Jerry V. Swank
Cushing Asset Management, L.P.
8117 Preston Road, Suite 440
Dallas, TX 75225
 (Name and address of agent for service)

214-692-6334
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  August 31, 2017

Item 1. Schedule of Investments.

The Cushing MLP Infrastructure Fund I (the “Fund”) invests substantially all of its investable assets in Cushing MLP Infrastructure Master Fund (CIK 0001646350, Investment Company Act file number 811-23069, the “Master Fund”), which has the same investment objective as the Fund.  As of August 31, 2017, the value of the Fund’s investment in the Master Fund totaled $38,391,994, representing 99.9% of the Fund’s net assets, and 99.8% of the Master Fund’s net assets.  The Master Fund’s Form N-Q as of August 31, 2017, filed with the Securities and Exchange Commission on October 24, 2017, includes a schedule of the Master Fund’s investments as of August 31, 2017.

Income Taxes

The Fund does not record a provision for U.S. federal, state, or local income taxes because the unitholders report their share of the Fund’s income or loss on their income tax returns.  The Fund files an income tax return in the U.S. and may file income tax returns in various states.  The Fund is subject to income tax examinations by taxing authorities for all tax years since its inception.

Investments in the Master Fund

The Fund records its investment in the Master Fund at fair value which is represented by the Fund’s proportionate indirect interest in the net assets of the Master Fund as of August 31, 2017. Valuation of the Fund and other investments held by the Master Fund is discussed in the Master Fund’s financial statements, included in the Master Fund’s Form N-Q as of August 31, 2017. The Fund records its pro rata share of the Master Fund’s income, expenses and realized and unrealized gains and losses. The performance of the Fund is directly affected by the performance of the Master Fund. Please refer to the accounting policies disclosed in the financial statements of the Master Fund, included in the Master Fund’s Form N-Q as of August 31, 2017, for additional information regarding significant accounting policies that affect the Fund.

Fair Value Measurements

The Fund invests substantially all of its investable assets in the Master Fund.  Fair value of the Fund and other investments held by the Master Fund is discussed in the Master Fund’s financial statements, included in the Master Fund’s Form N-Q as of August 31, 2017.

Item 2. Controls and Procedures.

(a)
The Fund’s President and Treasurer have concluded that the Fund's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Fund's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Fund as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Fund has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Cushing MLP Infrastructure Fund I

By (Signature and Title)  /s/ Jerry V. Swank
   Jerry V. Swank, President & Chief Executive Officer

Date  October 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Fund and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Jerry V. Swank
   Jerry V. Swank, President & Chief Executive Officer

Date  October 20, 2017

By (Signature and Title)  /s/ John H. Alban
   John H. Alban, Treasurer & Chief Financial Officer

Date  October 20, 2017